Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000116046 [Member] | NextEra Energy Inc 0 57 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000116046 [Member] | Procter And Gamble Co 1 06 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000116046 [Member] | Williams Cos Inc 0 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000116046 [Member] | JPMorgan Chase And Co 1 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000116046 [Member] | Travelers Cos Inc 1 10 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000116046 [Member] | Microsoft Corp 0 91 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000116046 [Member] | AbbVie Inc 1 73 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000116046 [Member] | Broadcom Inc 0 65 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000116046 [Member] | Johnson And Johnson 1 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000116046 [Member] | Eli Lilly And Co 1 73 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000116046 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000116046 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000116046 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000116046 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000116046 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000116046 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000116046 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000116046 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000116046 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000116046 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000116046 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000116046 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000116046 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000116045 [Member] | NextEra Energy Inc 0 57 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000116045 [Member] | Procter And Gamble Co 1 06 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000116045 [Member] | Williams Cos Inc 0 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000116045 [Member] | JPMorgan Chase And Co 1 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000116045 [Member] | Travelers Cos Inc 1 10 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000116045 [Member] | Microsoft Corp 0 91 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000116045 [Member] | AbbVie Inc 1 73 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000116045 [Member] | Broadcom Inc 0 65 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000116045 [Member] | Johnson And Johnson 1 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000116045 [Member] | Eli Lilly And Co 1 73 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000116045 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000116045 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000116045 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000116045 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000116045 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000116045 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000116045 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000116045 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000116045 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000116045 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000116045 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000116045 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000116045 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000116044 [Member] | NextEra Energy Inc 0 57 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000116044 [Member] | Procter And Gamble Co 1 06 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000116044 [Member] | Williams Cos Inc 0 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000116044 [Member] | JPMorgan Chase And Co 1 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000116044 [Member] | Travelers Cos Inc 1 10 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000116044 [Member] | Microsoft Corp 0 91 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000116044 [Member] | AbbVie Inc 1 73 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000116044 [Member] | Broadcom Inc 0 65 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000116044 [Member] | Johnson And Johnson 1 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000116044 [Member] | Eli Lilly And Co 1 73 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000116044 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000116044 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000116044 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000116044 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000116044 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000116044 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000116044 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000116044 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000116044 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000116044 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000116044 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000116044 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000116044 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%